Disclosure of detailed information about warrants outstanding (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) yr
Statement [Line Items]
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 1	$ 0.01
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 2	$ 0.50
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 3	11,779,224
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 4	$ 0.34
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 5 | yr	1.06
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 6	$ 0.51
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 7	$ 1.00
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 8	21,039,185
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 9	$ 0.85
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 10 | yr	0.46
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 11	$ 1.01
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 12	$ 1.50
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 13	16,875,000
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 14	$ 1.10
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 15 | yr	1.59
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 16	49,693,409
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 17	$ 0.81
Share Capital Disclosure Of Detailed Information About Warrants Outstanding 18 | yr	0.99